GOODWILL AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2018
GOODWILL AND OTHER INTANGIBLES [Abstract]
GOODWILL AND OTHER INTANGIBLES
NOTE 7 – GOODWILL AND OTHER INTANGIBLES

Intangible assets, net of amortization, at December 31 follows:

	2018		2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$11,916	$5,501	$6,118	$4,532
Unamortized intangible assets - goodwill	$28,300		$-

The $5.8 million and $28.3 million increases in the gross carrying amount of core deposit intangibles and goodwill, respectively are the result of our acquisition of TCSB (see note #26).  There is no expected residual value relating to the core deposit intangible asset which is expected to be amortized over a period of 10 years (weighted average amortization period of 5.2 years). In the third quarter of 2018, goodwill was reduced by $0.7 million (to $28.3 million) related to the collection of a TCSB acquired loan that had been charged off in full prior to the Merger. Because of the status of the collection activities related to this loan at the time of the Merger, we determined that this transaction was a measurement period adjustment and reduced goodwill accordingly.

At December 31, 2018, the Bank (our reporting unit) had positive equity and we elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the Bank exceeds its carrying value, including goodwill.  The qualitative assessment indicated that it was more likely than not that the fair value of the Bank exceeded its carrying value, resulting in no impairment.

Intangible amortization expense was $1.0 million, $0.3 million and $0.3 million during the years ended 2018, 2017 and 2016, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2018, follows:

(In thousands)

2019	$1,089
2020	1,020
2021	970
2022	785
2023	547
2024 and thereafter	2,004
Total	$6,415

Changes in the carrying amount of goodwill for the year ended December 31, 2018 follows:

(In thousands)

Balance at beginning of year	$-
Acquired during the year	28,300
Balance at end of the period	$28,300